JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Aerospace & Defense — 2.3%
General Dynamics Corp.	285	80,382
Northrop Grumman Corp.	85	40,944
RTX Corp.	901	87,857
		209,183
Air Freight & Logistics — 1.3%
FedEx Corp.	321	93,027
United Parcel Service, Inc., Class B	204	30,389
		123,416
Banks — 10.5%
Bank of America Corp.	5,238	198,638
Citizens Financial Group, Inc.	1,746	63,349
Fifth Third Bancorp	613	22,801
First Citizens BancShares, Inc., Class A	53	85,988
M&T Bank Corp.	1,211	176,119
PNC Financial Services Group, Inc. (The)	595	96,147
Regions Financial Corp.	3,877	81,579
Wells Fargo & Co.	4,144	240,198
		964,819
Beverages — 1.0%
Keurig Dr Pepper, Inc.	3,082	94,521
Biotechnology — 3.0%
AbbVie, Inc.	980	178,339
Regeneron Pharmaceuticals, Inc. *	66	63,683
Vertex Pharmaceuticals, Inc. *	76	31,842
		273,864
Building Products — 1.7%
Carlisle Cos., Inc.	204	79,875
Fortune Brands Innovations, Inc.	874	73,999
		153,874
Capital Markets — 3.2%
Charles Schwab Corp. (The)	997	72,101
Morgan Stanley	734	69,138
Northern Trust Corp.	799	71,012
State Street Corp.	1,089	84,238
		296,489
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,642	56,471
Communications Equipment — 0.4%
Cisco Systems, Inc.	724	36,120
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	172	105,396
Vulcan Materials Co.	80	21,899
		127,295

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 3.4%
American Express Co.	379	86,349
Capital One Financial Corp.	1,511	224,977
		311,326
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc., Class A	2,207	47,325
Containers & Packaging — 2.5%
Graphic Packaging Holding Co. (a)	1,941	56,636
Packaging Corp. of America	488	92,599
Silgan Holdings, Inc.	658	31,937
WestRock Co.	996	49,285
		230,457
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,202	50,430
Electric Utilities — 2.5%
Edison International	665	47,032
Entergy Corp.	247	26,121
NextEra Energy, Inc.	780	49,869
PG&E Corp.	3,908	65,488
Xcel Energy, Inc.	736	39,575
		228,085
Electrical Equipment — 0.5%
Eaton Corp. plc	146	45,626
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	145	36,958
TD SYNNEX Corp.	561	63,491
		100,449
Entertainment — 0.3%
Liberty Media Corp-Liberty Live, Class C *	690	30,221
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	725	305,102
Corpay, Inc. *	111	34,197
MGIC Investment Corp.	2,906	64,972
		404,271
Food Products — 1.6%
Kraft Heinz Co. (The)	1,936	71,454
Post Holdings, Inc. *	693	73,594
		145,048
Ground Transportation — 0.9%
Union Pacific Corp.	322	79,100

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.0%
Medtronic plc	475	41,401
Zimmer Biomet Holdings, Inc.	420	55,394
		96,795
Health Care Providers & Services — 6.1%
Cencora, Inc.	488	118,492
Cigna Group (The)	172	62,347
CVS Health Corp.	724	57,730
HCA Healthcare, Inc.	321	107,127
Henry Schein, Inc. *	920	69,507
Laboratory Corp. of America Holdings	300	65,551
Quest Diagnostics, Inc.	177	23,500
UnitedHealth Group, Inc.	110	54,615
		558,869
Health Care REITs — 0.2%
Welltower, Inc.	197	18,434
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	2,160	35,378
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	13	47,137
Expedia Group, Inc. *	361	49,799
Texas Roadhouse, Inc.	240	37,003
		133,939
Household Durables — 1.2%
Mohawk Industries, Inc. *	649	84,954
Newell Brands, Inc.	3,363	27,001
		111,955
Household Products — 1.5%
Energizer Holdings, Inc.	1,166	34,329
Procter & Gamble Co. (The)	615	99,703
		134,032
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	278	57,162
Industrial REITs — 0.2%
EastGroup Properties, Inc.	97	17,369
Insurance — 6.1%
Arch Capital Group Ltd. *	359	33,138
Chubb Ltd.	244	63,304
CNA Financial Corp.	926	42,078
Fairfax Financial Holdings Ltd. (Canada) (a)	25	27,439
Loews Corp.	2,116	165,692
Progressive Corp. (The)	224	46,237

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Travelers Cos., Inc. (The)	598	137,661
WR Berkley Corp.	552	48,797
		564,346
Interactive Media & Services — 1.2%
Alphabet, Inc., Class C *	171	25,954
IAC, Inc. *	1,127	60,126
Meta Platforms, Inc., Class A	55	26,755
		112,835
IT Services — 0.6%
International Business Machines Corp.	278	53,160
Machinery — 1.7%
Dover Corp.	487	86,264
Middleby Corp. (The) *	202	32,521
Timken Co. (The)	482	42,168
		160,953
Media — 1.6%
Liberty Broadband Corp., Class C *	508	29,101
Liberty Media Corp-Liberty SiriusXM *	2,424	72,007
Nexstar Media Group, Inc.	273	46,953
		148,061
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	803	53,604
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	942	148,542
ConocoPhillips	1,404	178,667
Coterra Energy, Inc.	1,448	40,365
EOG Resources, Inc.	911	116,460
Kinder Morgan, Inc.	5,056	92,739
Phillips 66	693	113,145
Williams Cos., Inc. (The)	2,556	99,631
		789,549
Personal Care Products — 0.5%
Kenvue, Inc.	2,293	49,217
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,090	113,367
Johnson & Johnson	612	96,849
Merck & Co., Inc.	535	70,535
		280,751
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	450	43,772

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 1.7%
American Homes 4 Rent, Class A	1,705	62,708
Mid-America Apartment Communities, Inc.	725	95,430
		158,138
Retail REITs — 2.6%
Brixmor Property Group, Inc.	2,626	61,584
Federal Realty Investment Trust	550	56,197
Kimco Realty Corp.	3,348	65,642
Regency Centers Corp.	1,000	60,556
		243,979
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	204	40,372
NXP Semiconductors NV (China)	243	60,148
Texas Instruments, Inc.	515	89,769
		190,289
Specialized REITs — 3.5%
Lamar Advertising Co., Class A	565	67,438
Public Storage	364	105,540
Rayonier, Inc.	1,182	39,303
Weyerhaeuser Co.	3,163	113,573
		325,854
Specialty Retail — 4.2%
AutoZone, Inc. *	21	67,455
Bath & Body Works, Inc.	1,191	59,564
Best Buy Co., Inc.	481	39,467
Dick's Sporting Goods, Inc. (a)	292	65,597
Home Depot, Inc. (The)	120	45,978
Lowe's Cos., Inc.	253	64,592
Murphy USA, Inc.	109	45,531
		388,184
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	604	51,169
Columbia Sportswear Co. (a)	278	22,563
Ralph Lauren Corp.	169	31,721
		105,453
Tobacco — 0.7%
Philip Morris International, Inc.	743	68,097
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	250	40,847
Total Common Stocks (Cost $5,437,174)		8,949,412
Short-Term Investments — 2.6%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $226,820)	226,715	226,806

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	14,092	14,092
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	2,610	2,610
Total Investment of Cash Collateral from Securities Loaned (Cost $16,706)		16,702
Total Short-Term Investments (Cost $243,526)		243,508
Total Investments — 99.6% (Cost $5,680,700)		9,192,920
Other Assets Less Liabilities — 0.4%		35,577
NET ASSETS — 100.0%		9,228,497

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $16,606.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,192,920	$—	$—	$9,192,920

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$331,127	$2,060,985	$2,165,377	$92	$(21)	$226,806	226,715	$6,663	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	31,993	639,000	656,906	9	(4)	14,092	14,092	2,842	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	44,536	414,760	456,686	—	—	2,610	2,610	440	—
Total	$407,656	$3,114,745	$3,278,969	$101	$(25)	$243,508		$9,945	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.